UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY GROUP SPECTRUM FUND

FORM N-Q

DECEMBER 31, 2004

SMITH BARNEY GROUP SPECTRUM FUND

Schedule of Investments (unaudited)	December 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 98.4%
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.1%
1,029	Cooper Tire & Rubber Co.	$22,175
2,381	The Goodyear Tire & Rubber Co.*	34,905

		57,080

Hotels, Restaurants and Leisure - 4.2%
15,382	Carnival Corp.	886,465
3,242	Darden Restaurants, Inc.	89,933
2,055	Harrah’s Entertainment, Inc.	137,459
9,376	Hilton Hotels Corp.	213,210
6,320	International Game Technology	217,282
5,431	Marriott International, Inc., Class A Shares	342,044
25,926	McDonald’s Corp.	831,188
8,248	Starbucks Corp.*	514,345
5,034	Starwood Hotels & Resorts Worldwide, Inc.	293,986
2,350	Wendy’s International, Inc.	92,261
6,040	Yum! Brands, Inc.	284,967

		3,903,140

Household Durables - 0.9%
1,266	The Black & Decker Corp.	111,826
2,628	Centex Corp.	156,576
992	KB Home	103,565
2,665	Leggett & Platt, Inc.	75,766
1,242	Maytag Corp.	26,206
2,697	Pulte Homes, Inc.	172,069
902	Snap-on Inc.	30,993
1,290	The Stanley Works	63,197
1,041	Whirlpool Corp.	72,048

		812,246

Internet and Catalog Retail - 1.3%
10,236	eBay Inc.*	1,190,242

Leisure Equipment and Products - 0.2%
1,146	Brunswick Corp.	56,727
2,110	Hasbro, Inc.	40,892
4,947	Mattel, Inc.	96,417

		194,036

Media - 3.2%
3,688	The Interpublic Group of Cos., Inc.*	49,419
27,715	News Corp., Class A Shares	517,162
1,625	Omnicom Group Inc.	137,020
48,589	Time Warner Inc.*	944,570
18,087	Viacom Inc., Class B Shares	658,186
21,675	The Walt Disney Co.	602,565

		2,908,922

Multi-Line Retail - 1.5%
1,441	Big Lots, Inc.*	17,479
837	Dillard’s, Inc., Class A Shares	22,490

See Notes to the Schedule of Investments.

SMITH BARNEY GROUP SPECTRUM FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Multi-line Retail - 1.5% (continued)
4,131	Dollar General Corp.	$85,801
2,114	Family Dollar Stores, Inc.	66,020
1,703	Federated Department Stores, Inc.	98,416
2,874	J.C. Penney Co., Inc.	118,984
3,453	Kohl’s Corp.*	169,784
2,939	The May Department Stores Co.	86,407
1,428	Nordstrom, Inc.	66,730
2,081	Sears, Roebuck & Co.	106,193
11,290	Target Corp.	586,290

		1,424,594

Specialty Retail - 2.3%
4,043	Best Buy Co., Inc.	240,235
2,435	Circuit City Stores, Inc.	38,083
27,440	The Home Depot, Inc.	1,172,786
9,656	Lowe’s Cos., Inc.	556,089
1,975	RadioShack Corp.	64,938
1,766	The Sherwin-Williams Co.	78,817

		2,150,948

Textiles and Apparel - 1.1%
2,998	Coach, Inc.*	169,087
1,940	Jones Apparel Group, Inc.	70,946
1,723	Liz Claiborne, Inc.	72,728
5,581	NIKE, Inc., Class B Shares	506,141
1,251	Reebok International Ltd.	55,044
1,763	V.F. Corp.	97,635

		971,581

	TOTAL CONSUMER DISCRETIONARY	13,612,789

CONSUMER STAPLES - 4.9%
Food and Drug Retailing - 1.3%
5,644	CVS Corp.	254,375
10,280	Sysco Corp.	392,388
14,418	Walgreen Co.	553,219

		1,199,982

Food Products - 1.7%
16,462	Archer-Daniels-Midland Co.	367,267
3,717	Campbell Soup Co.	111,101
4,646	ConAgra Foods, Inc.	136,825
3,292	General Mills, Inc.	163,645
3,156	H.J. Heinz Co.	123,052
2,223	Hershey Foods Corp.	123,465
3,730	Kellogg Co.	166,582
1,251	McCormick & Co., Inc.	48,289
7,091	Sara Lee Corp.	171,177
2,027	Wm. Wrigley Jr. Co.	140,248

		1,551,651

See Notes to the Schedule of Investments.

SMITH BARNEY GROUP SPECTRUM FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Tobacco - 1.9%
26,094	Altria Group, Inc.	$1,594,343
2,100	UST Inc.	101,031

		1,695,374

	TOTAL CONSUMER STAPLES	4,447,007

ENERGY - 11.1%
Energy Equipment and Services - 1.8%
3,881	Baker Hughes Inc.	165,602
1,868	BJ Services Co.	86,937
5,113	Halliburton Co.	200,634
3,654	Nabors Industries, Ltd.*	187,414
3,308	Noble Corp.*	164,540
2,621	Rowan Cos., Inc.*	67,884
6,812	Schlumberger Ltd.	456,063
7,859	Transocean Inc.*	333,143

		1,662,217

Oil and Gas - 9.3%
1,090	Amerada Hess Corp.	89,794
3,756	Anadarko Petroleum Corp.	243,426
4,958	Apache Corp.	250,726
1,667	Ashland, Inc.	97,319
5,946	Burlington Resources, Inc.	258,651
24,883	ChevronTexaco Corp.	1,306,606
8,107	ConocoPhillips	703,931
7,381	Devon Energy Corp.	287,269
1,800	EOG Resources, Inc.	128,448
75,772	Exxon Mobil Corp.	3,884,073
2,303	Kerr-McGee Corp.	133,090
4,070	Marathon Oil Corp.	153,073
4,636	Occidental Petroleum Corp.	270,557
1,715	Sunoco, Inc.	140,133
3,997	Unocal Corp.	172,830
6,021	Valero Energy Corp.	273,353
3,954	XTO Energy, Inc.	139,893

		8,533,172

	TOTAL ENERGY	10,195,389

FINANCIALS - 12.6%
Banks - 4.9%
34,768	Bank of America Corp.	1,633,748
9,827	The Bank of New York Co., Inc.	328,418
1,487	Comerica Inc.	90,737
5,357	Mellon Financial Corp.	166,656
2,772	Northern Trust Corp.	134,664
16,072	U.S. Bancorp	503,375
13,804	Wachovia Corp.	726,090
14,563	Wells Fargo & Co.	905,090

		4,488,778

See Notes to the Schedule of Investments.

SMITH BARNEY GROUP SPECTRUM FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Diversified Financials - 4.7%
11,581	American Express Co.	$652,821
905	The Bear Stearns Cos. Inc.	92,591
2,239	Capital One Financial Corp.	188,546
11,812	The Charles Schwab Corp.	141,272
2,866	CIT Group Inc.	131,320
3,261	E*TRADE Financial Corp.*	48,752
1,376	Federated Investors, Inc., Class B Shares	41,830
3,154	Franklin Resources, Inc.	219,676
4,246	The Goldman Sachs Group, Inc.	441,754
2,988	Janus Capital Group, Inc.	50,228
2,362	Lehman Brothers Holdings Inc.	206,628
11,789	MBNA Corp.	332,332
8,168	Merrill Lynch & Co., Inc.	488,201
2,017	Moody’s Corp.	175,176
9,599	Morgan Stanley	532,936
2,704	Providian Financial Corp.*	44,535
3,965	SLM Corp.	211,691
4,217	State Street Corp.	207,139
1,620	T. Rowe Price Group Inc.	100,764

		4,308,192

Insurance - 2.3%
6,789	AFLAC, Inc.	270,474
1,831	Jefferson-Pilot Corp.	95,139
2,342	Lincoln National Corp.	109,325
9,987	MetLife, Inc.	404,573
6,883	Prudential Financial, Inc.	378,290
1,469	Torchmark Corp.	83,939
3,978	UnumProvident Corp.	71,365
6,351	WellPoint Inc.*	730,365

		2,143,470

Real Estate - 0.7%
982	Apartment Investment and Management Co., Class A Shares	37,846
2,029	Archstone-Smith Trust	77,711
4,181	Equity Office Properties Trust	121,751
2,932	Equity Residential	106,080
1,903	Plum Creek Timber Co., Inc.	73,151
1,906	ProLogis	82,587
2,293	Simon Property Group, Inc.	148,288

		647,414

	TOTAL FINANCIALS	11,587,854

HEALTHCARE - 5.0%
Biotechnology - 2.0%
15,911	Amgen Inc.*	1,020,691
4,178	Biogen Idec Inc.*	278,297
2,340	Chiron Corp.*	77,992
3,105	Genzyme Corp.*	180,307
5,423	Gilead Sciences, Inc.*	189,751
3,115	MedImmune, Inc.*	84,448

		1,831,486

See Notes to the Schedule of Investments.

SMITH BARNEY GROUP SPECTRUM FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Healthcare Equipment and Supplies - 0.1%
2,455	Applera Corp. - Applied Biosystems Group	$51,334
3,134	IMS Health Inc.	72,740

		124,074

Healthcare Providers and Services - 2.7%
3,177	Aetna, Inc.	396,331
6,143	Caremark Rx, Inc.*	242,218
2,888	CIGNA Corp.	235,574
1,040	Express Scripts, Inc.*	79,498
3,430	Humana, Inc.*	101,837
1,869	Laboratory Corp. of America Holdings*	93,114
1,367	Quest Diagnostics Inc.	130,617
14,065	UnitedHealth Group Inc.	1,238,142

		2,517,331

Pharmaceuticals - 0.2%
3,682	Medco Health Solutions, Inc. *	153,171

	TOTAL HEALTHCARE	4,626,062

INDUSTRIALS - 22.6%
Aerospace and Defense - 2.2%
8,406	The Boeing Co.	435,179
2,005	General Dynamics Corp.	209,723
1,206	Goodrich Corp.	39,364
1,167	L-3 Communications Holdings, Inc.	85,471
4,432	Lockheed Martin Corp.	246,198
3,686	Northrop Grumman Corp.	200,371
4,526	Raytheon Co.	175,745
1,767	Rockwell Collins, Inc.	69,690
5,116	United Technologies Corp.	528,739

		1,990,480

Air Freight and Couriers - 3.3%
7,068	FedEx Corp.	696,127
1,511	Ryder Systems, Inc.	72,180
26,356	United Parcel Service, Inc., Class B Shares	2,252,384

		3,020,691

Building Products - 0.3%
2,524	American Standard Cos. Inc.*	104,292
5,271	Masco Corp.	192,550

		296,842

Commercial Services and Supplies - 0.2%
1,743	Monster Worldwide, Inc.*	58,635
2,390	R.R. Donnelley & Sons Co.	84,343
2,537	Robert Half International Inc.	74,664

		217,642

Construction and Engineering - 0.1%
2,077	Fluor Corp.	113,217

See Notes to the Schedule of Investments.

SMITH BARNEY GROUP SPECTRUM FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Electrical Equipment - 1.2%
4,129	American Power Conversion Corp.	$88,361
1,981	Cooper Industries, Ltd., Class A Shares	134,490
9,061	Emerson Electric Co.	635,176
1,812	Power-One, Inc.*	16,163
3,976	Rockwell Automation, Inc.	197,011

		1,071,201

Industrial Conglomerates - 10.4%
13,315	3M Co.	1,092,762
180,816	General Electric Co.	6,599,784
8,612	Honeywell International Inc.	304,951
1,875	Reynolds American Inc.	147,375
2,352	Textron, Inc.	173,578
34,404	Tyco International Ltd.	1,229,599

		9,548,049

Machinery - 3.1%
6,725	Caterpillar Inc.	655,755
909	Cummins Inc.	76,165
4,352	Danaher Corp.	249,848
4,891	Deere & Co.	363,890
2,867	Dover Corp.	120,242
2,142	Eaton Corp.	154,995
4,169	Illinois Tool Works, Inc.	386,383
2,428	Ingersoll-Rand Co. Ltd., Class A Shares	194,968
1,318	ITT Industries, Inc.	111,305
1,394	Navistar International Corp.*	61,308
3,424	PACCAR Inc.	275,564
1,748	Pall Corp.	50,605
1,684	Parker-Hannifin Corp.	127,546

		2,828,574

Road and Rail - 1.5%
8,983	Burlington Northern Santa Fe Corp.	424,986
5,133	CSX Corp.	205,731
9,463	Norfolk Southern Corp.	342,466
6,203	Union Pacific Corp.	417,152

		1,390,335

Trading Companies and Distributors - 0.3%
2,579	Genuine Parts Co.	113,631
2,125	W.W. Grainger, Inc.	141,568

		255,199

	TOTAL INDUSTRIALS	20,732,230

INFORMATION TECHNOLOGY - 10.7%
Computers and Peripherals - 8.2%
7,080	Apple Computer, Inc.*	455,952
43,747	Dell Inc.*	1,843,499
30,757	EMC Corp.*	457,357
6,581	Gateway, Inc.*	39,552
53,179	Hewlett-Packard Co.	1,115,164
29,314	International Business Machines Corp.	2,889,774
1,656	Lexmark International, Inc., Class A Shares*	140,760

See Notes to the Schedule of Investments.

SMITH BARNEY GROUP SPECTRUM FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Computers and Peripherals - 8.2% (continued)
1,641	NCR Corp.*	$113,606
4,605	Network Appliance, Inc.*	152,978
59,222	Sun Microsystems, Inc.*	318,614

		7,527,256

Internet Software and Services - 0.9%
22,454	Yahoo! Inc.*	846,067

Office Electronics - 0.4%
21,274	Xerox Corp.*	361,871

Semiconductor Equipment & Products - 0.1%
1,203	QLogic Corp.*	44,186

Software - 1.1%
4,833	Autodesk, Inc.	183,412
3,567	Citrix Systems, Inc.*	87,499
23	Computer Associates International, Inc.	714
8,153	Compuware Corp.*	52,750
4,820	Electronic Arts Inc.*	297,298
3,947	Intuit Inc.*	173,707
1,777	Mercury Interactive Corp.*	80,942
5,667	Parametric Technology Corp.*	33,379
10,701	Siebel Systems, Inc.*	112,360

		1,022,061

	TOTAL INFORMATION TECHNOLOGY	9,801,441

MATERIALS - 5.8%
Chemicals - 4.4%
3,302	Air Products & Chemicals, Inc.	191,417
21,826	The Dow Chemical Co.	1,080,605
22,989	E.I. du Pont de Nemours & Co.	1,127,610
1,803	Eastman Chemical Co.	104,087
5,694	Ecolab Inc.	200,030
2,830	Engelhard Corp.	86,796
1,128	Great Lakes Chemical Corp.	32,137
2,591	Hercules, Inc.*	38,476
2,082	International Flavors & Fragrances, Inc.	89,193
6,047	Monsanto Co.	335,911
3,978	PPG Industries, Inc.	271,140
4,718	Praxair, Inc.	208,300
4,968	Rohm and Haas Co.	219,735
1,525	Sigma-Aldrich Corp.	92,202

		4,077,639

Construction Materials - 0.1%
1,535	Vulcan Materials Co.	83,826

Containers and Packaging - 0.2%
2,494	Ball Corp.	109,686
3,288	Pactiv Corp.*	83,154

		192,840

Metals and Mining - 0.9%
1,953	Allegheny Technologies Inc.	42,322
2,484	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	94,963
5,605	Newmont Mining Corp.	248,918

See Notes to the Schedule of Investments.

SMITH BARNEY GROUP SPECTRUM FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Metals and Mining - 0.9% (continued)
3,254	Nucor Corp.	$170,314
1,328	Phelps Dodge Corp.	131,366
2,325	United States Steel Corp.	119,156

		807,039

Paper and Forest Products - 0.2%
972	Louisiana-Pacific Corp.	25,991
2,119	Weyerhaeuser Co.	142,439

		168,430

	TOTAL MATERIALS	5,329,774

TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.4%
3,657	ALLTEL Corp.	214,885
9,582	AT&T Corp.	182,633
22,055	BellSouth Corp.	612,908
1,620	CenturyTel, Inc.	57,461
4,039	Citizens Communications Co.	55,698
21,865	Qwest Communications International Inc.*	97,081
39,920	SBC Communications Inc.	1,028,738
17,711	Sprint Corp., FON Group	440,118
33,340	Verizon Communications Inc.	1,350,603

		4,040,125

Wireless Telecommunication Services - 0.8%
25,545	Nextel Communications, Inc., Class A Shares*	766,350

	TOTAL TELECOMMUNICATION SERVICES	4,806,475

UTILITIES - 5.7%
Electric Utilities - 4.7%
6,814	The AES Corp.*	93,147
2,261	Allegheny Energy, Inc.*	44,564
3,210	Ameren Corp.	160,949
6,520	American Electric Power Co., Inc.	223,897
5,611	Calpine Corp.*	22,107
5,072	CenterPoint Energy, Inc.	57,314
2,986	Cinergy Corp.	124,307
2,045	CMS Energy Corp.*	21,370
3,988	Consolidated Edison, Inc.	174,475
1,847	Constellation Energy Group, Inc.	80,732
3,481	Dominion Resources, Inc.	235,803
2,866	DTE Energy Co.	123,611
5,369	Edison International	171,969
3,683	Entergy Corp.	248,934
10,918	Exelon Corp.	481,156
5,435	FirstEnergy Corp.	214,737
3,058	FPL Group, Inc.	228,586
6,643	PG&E Corp.*	221,079
1,509	Pinnacle West Capital Corp.	67,015
3,115	PPL Corp.	165,967
4,071	Progress Energy, Inc.	184,172
2,496	Public Service Enterprise Group Inc.	129,218
12,189	The Southern Co.	408,575
3,290	TECO Energy, Inc.	50,469

See Notes to the Schedule of Investments.

SMITH BARNEY GROUP SPECTRUM FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Electric Utilities - 4.7% (continued)
3,958	TXU Corp.	$255,528
6,597	Xcel Energy, Inc.	120,065

		4,309,746

Gas Utilities - 0.5%
15,093	El Paso Corp.	156,967
2,906	Kinder Morgan, Inc.	212,516
2,451	Sempra Energy	89,903

		459,386

Multi-Utilities - 0.5%
10,047	Duke Energy Corp.	254,491
3,991	Dynegy Inc., Class A Shares*	18,438
13,056	The Williams Cos., Inc.	212,682

		485,611

	TOTAL UTILITIES	5,254,743

	TOTAL COMMON STOCK
	(Cost - $82,035,497)	90,393,764

FACE AMOUNT
REPURCHASE AGREEMENTS - 1.9%
$711,000	Merrill Lynch & Co., Inc. dated 12/31/04, 2.240% due 1/3/05; Proceeds at maturity - $711,133; (Fully collateralized by Federal Home Loan Bank and Federal National Mortgage Association, 0.000% to 6.200% due 4/17/06 to 12/30/24; Market value - $725,225)	711,000
1,000,000	Morgan Stanley dated 12/31/04, 2.180% due 1/3/05; Proceeds at maturity - $1,000,182; (Fully collateralized by Federal Home Loan Bank, 0.000% to 6.300% due 4/1/05 to 2/7/28; Market value - $1,020,006)	1,000,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $1,711,000)	1,711,000

	TOTAL INVESTMENTS - 100.3% (Cost - $83,746,497**)	92,104,764
	Liabilities in Excess of Other Assets - (0.3)%	(318,682)

	TOTAL NET ASSETS - 100.0%	$91,786,082

*	Non-income producing security.

**	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to the Schedule of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Group Spectrum Fund (“Fund”), a separate investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked price. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Note 2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,555,018
Gross unrealized depreciation	(196,751)

Net unrealized appreciation	$8,358,267

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 28, 2005

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	February 28, 2005